Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 10,713	$ 4,904	$ 922
Tax at statutory federal rate	2,250	1,030	194
State income taxes, net of federal taxes	44	15	(3)
Stock-based compensation	(34)	(22)	(18)
Tax-deductible dividends	(18)	(5)	(2)
Nondeductible compensation expense	10	10	11
Tax-preferenced investment income	(10)	(10)	(13)
Tax credits	(7)	(17)	(15)
Goodwill impairment	0	0	47
Other items, net	(2)	0	(1)
Total income tax provision	$ 2,233	$ 1,001	$ 200
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at statutory federal rate	21.00%	21.00%	21.00%
State income taxes, net of federal taxes	0.00%	0.00%	0.00%
Stock-based compensation	0.00%	(1.00%)	(2.00%)
Tax-deductible dividends	0.00%	0.00%	0.00%
Nondeductible compensation expense	0.00%	0.00%	1.00%
Tax-preferenced investment income	0.00%	0.00%	(1.00%)
Tax credits	0.00%	0.00%	(2.00%)
Goodwill impairment	0.00%	0.00%	5.00%
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	21.00%	20.00%	22.00%